Summary of Significant Accounting Policies - Schedule of Disaggregation of the Company’s Revenues from Continuing Operations (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Disaggregation of the Company’s Revenues from Continuing Operations [Line Items]
Revenue	$ 19,625,142	$ 14,781,260	$ 17,170,178
Net revenues	21,134,425	15,920,659	17,389,217
Battery Cells and Packs Segment [Member]
Schedule of Disaggregation of the Company’s Revenues from Continuing Operations [Line Items]
Revenue	16,318,839	8,245,966	6,990,215
Net revenues	16,318,839	8,245,966	6,990,215
E-bicycle Sales Segment [Member]
Schedule of Disaggregation of the Company’s Revenues from Continuing Operations [Line Items]
Revenue	2,899,541	4,276,147	9,405,103
Net revenues	2,899,541	4,276,147	9,405,103
Sales of self-manufactured battery cells, battery packs, e-bicycles, electronic control system and intelligent robots [Member]
Schedule of Disaggregation of the Company’s Revenues from Continuing Operations [Line Items]
Revenue	1,401,783	2,344,373
Net revenues	1,401,783	2,344,373
Others [Member]
Schedule of Disaggregation of the Company’s Revenues from Continuing Operations [Line Items]
Net revenues	514,252	1,054,173	993,899
Sales of Products [Member]
Schedule of Disaggregation of the Company’s Revenues from Continuing Operations [Line Items]
Net revenues	97,495	744,934	443,870
Maintenance services [Member]
Schedule of Disaggregation of the Company’s Revenues from Continuing Operations [Line Items]
Net revenues	412,041	184,029
Other services [Member]
Schedule of Disaggregation of the Company’s Revenues from Continuing Operations [Line Items]
Net revenues	$ 4,726	$ 125,210	$ 550,029